Shareholder Report, Holdings (Details) - C000017543	Jun. 30, 2026
912797TX5 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SECLEND1 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
935MTA900 | Helikon Long Short Equity Fund ICAV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
902TKM907 | Voloridge Trading Aggressive Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ACI354Q56 | Kotak Flexicap Feeder Fund LP
Holdings [Line Items]
Percent of Net Asset Value	2.00%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
934PKC909 | Eversept Global Healthcare Fund LP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
46138E628 | Invesco KBW Bank ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Other Countries
Holdings [Line Items]
Percent of Net Asset Value	4.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%